Notes and Securities Payable - Summary of Maturities of Securities Payable Over Next Five Years (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 20,939
2022	9,986
2023	393,827
Total	$ 424,752